EMPLOYEE BENEFIT PLANS - Roll-forward of actuarial liability (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Roll-forward of actuarial liability
Opening balance	R$ 691,424	R$ 675,158
Interest on actuarial liabilities	67,272	58,420
Current service cost, defined benefit plans	1,959	838
Actuarial loss – experience	57,765	74,794
Actuarial loss (gain) – financial assumptions	(70,762)	(62,563)
Exchange rate variations		577
Benefits paid	(55,499)	(54,646)
Closing balance	R$ 833,683	R$ 691,424